Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Current assets	$ 69,061,075	$ 67,431,024
Non-current assets	202,185,257	222,912,868
Total assets	271,246,332	290,343,892
Liabilities:
Current liabilities	43,709,666	42,164,942
Non-current liabilities	139,597,633	142,553,717
Total liabilities	183,307,299	184,718,659
Empresas Cablevision
Assets:
Current assets	6,046,592	5,035,670
Non-current assets	22,499,913	19,371,687
Total assets	28,546,505	24,407,357
Liabilities:
Current liabilities	5,267,184	5,565,268
Non-current liabilities	3,943,909	1,326,812
Total liabilities	9,211,093	6,892,080
Net assets	19,335,412	17,515,277
Sky
Assets:
Current assets	6,632,763	9,891,514
Non-current assets	18,515,500	17,930,006
Total assets	25,148,263	27,821,520
Liabilities:
Current liabilities	5,182,302	3,586,272
Non-current liabilities	5,967,680	9,319,812
Total liabilities	11,149,982	12,906,084
Net assets	$ 13,998,281	$ 14,915,436